Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Derivative [Line Items]
Derivative assets, gross amounts		₨ 80,202.3	$ 1,057.1	₨ 84,406.7
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		80,202.3		84,406.7
Derivative assets, financial instruments		48,942.8		55,002.7
Derivative assets, financial collateral	[1]	8,022.9		4,065.5
Derivative assets, net amount		23,236.6	306.3	25,338.5
Securities purchased under agreements to resell, gross amounts		373,053.3	4,917.0	270,060.0
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		373,053.3		270,060.0
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	373,053.3		270,060.0
Securities purchased under agreements to resell, net amount		0.0	0.0	0.0
Derivative liabilities, gross amounts		74,819.2	986.1	81,880.0
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		74,819.2		81,880.0
Derivative liabilities, financial instruments		48,942.8		55,002.7
Derivative liabilities, financial collateral	[1]	1,697.2		4,816.3
Derivative liabilities, net amount		24,179.2	318.7	22,061.0
Securities sold under repurchase agreements, gross amounts		151,844.9	2,001.4	356,059.2
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		151,844.9		356,059.2
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	151,844.9		356,059.2
Securities sold under repurchase agreements, net amount		0.0	0.0	0.0
Long Term debt , gross amounts		90,200.0		90,200.0
Long Term debt , Amounts offset		0.0		0.0
Long Term debt ,Net amounts reported in the balance sheet		90,200.0		90,200.0
Long Term debt , Financial instruments		0.0		0.0
Long Term debt , Financial collateral	[1]	90,200.0		90,200.0
Long Term debt , Net amount		₨ 0.0	$ 0.0	₨ 0.0

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.